787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

June 6, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock ETF Trust II
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of BlackRock ETF Trust II (the “Acquiring Trust”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) the Acquiring Trust’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the reorganization of BlackRock Mortgage-Backed Securities Fund, a series of BlackRock Funds V, a registered investment company and a Massachusetts business trust, with and into iShares Mortgage-Backed Securities Active ETF, a series of the Acquiring Trust.

Should members of the Staff have any questions regarding the Registration Statement, they should call the undersigned at (212) 728-8510.

Sincerely,

/s/ Anthony Geron
Anthony Geron

Enclosures

cc:	Jessica A. Holly, Esq., BlackRock, Inc.
Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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